Short-term Loans - Summary of Short-term Loans (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Amount	$ 114,921.3
Unsecured Loans [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 114,921.3
Short Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Loan content | €		€ 3,652.9
Maturity date	2022-06
Short Term Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	(0.73%)	(0.73%)
Short Term Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%	0.00%